VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.1%
BASIC MATERIALS — 6.6%
AdvanSix, Inc.	7,720	$364,770
Alcoa Corp.	31,220	1,860,088
Allegheny Technologies, Inc.*	7,265	115,731
American Vanguard Corp.	5,055	82,851
Arconic Corp.*	3,932	129,795
Ashland Global Holdings, Inc.	810	87,205
Cabot Corp.	1,630	91,606
Carpenter Technology Corp.	3,410	99,538
Century Aluminum Co.*	5,415	89,672
Chemours Co.	8,300	278,548
Clearwater Paper Corp.*	2,430	89,108
Cleveland-Cliffs, Inc.*	21,011	457,409
Commercial Metals Co.	24,280	881,121
Ecovyst, Inc.	2,960	30,310
Element Solutions, Inc.	54,790	1,330,301
Friedman Industries, Inc.	2,150	20,167
Glatfelter Corp.	11,040	189,888
H.B. Fuller Co.	2,120	171,720
Hawkins, Inc.	510	20,120
Hecla Mining Co.	61,628	321,698
Huntsman Corp.	5,927	206,734
Innospec, Inc.	750	67,755
Intrepid Potash, Inc.*	3,080	131,608
Kaiser Aluminum Corp.	963	90,464
Koppers Holdings, Inc.*	1,360	42,568
Kraton Corp.*	9,790	453,473
Kronos Worldwide, Inc.	1,990	29,870
Livent Corp.*	2,226	54,270
Mercer International, Inc.	9,200	110,308
Minerals Technologies, Inc.	3,800	277,970
Olin Corp.	23,670	1,361,498
Rayonier Advanced Materials, Inc.*	6,475	36,972
Resolute Forest Products, Inc.	12,820	195,761
Royal Gold, Inc.	350	36,824
Schnitzer Steel Industries, Inc. - Class A	7,246	376,212
Sensient Technologies Corp.	360	36,022
Stepan Co.	1,640	203,836
Trinseo PLC	1,100	57,706
Tronox Holdings PLC	16,080	386,402
Unifi, Inc.*	2,457	56,880
United States Steel Corp.	24,870	592,155
Valhi, Inc.	2,250	64,688
Verso Corp. - Class A	4,480	121,050
		11,702,672
COMMUNICATIONS — 1.7%
ADTRAN, Inc.	1,230	28,081
ATN International, Inc.	1,359	54,292
Calix, Inc.*	670	53,580
Cars.com, Inc.*	8,445	135,880
Consolidated Communications Holdings, Inc.*	13,230	98,960
Crexendo, Inc.*	3,670	18,350
DHI Group, Inc.*	8,570	53,477
DZS, Inc.*	2,650	42,983
EchoStar Corp. - Class A*	2,830	74,570
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Entravision Communications Corp. - Class A	8,045	$54,545
ePlus, Inc.*	1,500	80,820
EW Scripps Co. - Class A	11,096	214,708
Gannett Co., Inc.*	8,254	43,994
Gray Television, Inc.	14,060	283,450
Houghton Mifflin Harcourt Co.*	13,270	213,647
InterDigital, Inc.	650	46,560
Iridium Communications, Inc.*	7,520	310,501
Lee Enterprises, Inc.*	1,160	40,066
Liberty Latin America Ltd. - Class A*	6,080	70,893
Maxar Technologies, Inc.	4,760	140,563
NETGEAR, Inc.*	1,330	38,849
Perficient, Inc.*	1,080	139,633
Preformed Line Products Co.	310	20,057
Saga Communications, Inc. - Class A	1,430	34,334
Scholastic Corp.	8,690	347,252
Shenandoah Telecommunications Co.	1,010	25,755
TEGNA, Inc.	3,930	72,941
Telephone and Data Systems, Inc.	5,050	101,757
Townsquare Media, Inc. - Class A*	2,500	33,325
United States Cellular Corp.*	2,350	74,072
Value Line, Inc.	840	39,329
Viasat, Inc.*	2,153	95,895
		3,083,119
CONSUMER, CYCLICAL — 16.9%
Abercrombie & Fitch Co. - Class A*	15,020	523,147
Academy Sports & Outdoors, Inc.*	1,600	70,240
Acushnet Holdings Corp.	1,395	74,047
Adient PLC*	1,810	86,663
Alaska Air Group, Inc.*	542	28,238
Allegiant Travel Co.*	685	128,122
A-Mark Precious Metals, Inc.	260	15,886
American Axle & Manufacturing Holdings, Inc.*	5,820	54,301
American Eagle Outfitters, Inc.	10,677	270,342
Asbury Automotive Group, Inc.*	1,175	202,958
AutoNation, Inc.*	8,449	987,266
Avient Corp.	2,360	132,042
Barnes & Noble Education, Inc.*[1]	8,690	59,179
BBQ Holdings, Inc.*	1,740	27,631
Beacon Roofing Supply, Inc.*	12,000	688,200
Beazer Homes USA, Inc.*	8,100	188,082
Bed Bath & Beyond, Inc.*[1]	6,876	100,252
Big Lots, Inc.	4,190	188,759
Bloomin’ Brands, Inc.*	1,650	34,617
Bluegreen Vacations Holding Corp.*	3,250	114,075
BlueLinx Holdings, Inc.*	1,770	169,495
Boot Barn Holdings, Inc.*	950	116,897
Boyd Gaming Corp.*	2,465	161,630
Buckle, Inc.	4,490	189,972
Build-A-Bear Workshop, Inc.	2,190	42,749
Caleres, Inc.	9,870	223,852
Cannae Holdings, Inc.*	2,310	81,196
Capri Holdings Ltd.*	4,200	272,622

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cato Corp. - Class A	4,340	$74,474
Century Casinos, Inc.*	1,800	21,924
Century Communities, Inc.	9,427	771,034
Chico’s FAS, Inc.*	12,420	66,820
Citi Trends, Inc.*	3,015	285,671
Conn’s, Inc.*	7,840	184,397
Container Store Group, Inc.*	4,940	49,301
Cooper-Standard Holdings, Inc.*	920	20,617
Daktronics, Inc.*	2,900	14,645
Dana, Inc.	14,190	323,816
Dave & Buster’s Entertainment, Inc.*	959	36,826
Delta Apparel, Inc.*	1,180	35,093
Dick’s Sporting Goods, Inc.	3,030	348,420
Dillard’s, Inc. - Class A1	5,140	1,259,403
Duluth Holdings, Inc. - Class B*	1,180	17,912
Ethan Allen Interiors, Inc.	7,710	202,696
Everi Holdings, Inc.*	1,350	28,823
FirstCash Holdings, Inc.	490	36,657
Flexsteel Industries, Inc.	1,020	27,397
Foot Locker, Inc.	10,620	463,351
Franchise Group, Inc.	710	37,034
GAN Ltd.*	3,720	34,187
Genesco, Inc.*	2,550	163,633
G-III Apparel Group Ltd.*	10,700	295,748
GMS, Inc.*	10,680	641,975
Golden Entertainment, Inc.*	1,190	60,131
Goodyear Tire & Rubber Co.*	38,516	821,161
Green Brick Partners, Inc.*	3,298	100,028
Group 1 Automotive, Inc.	4,530	884,347
Guess?, Inc.	9,280	219,750
H&E Equipment Services, Inc.	6,665	295,060
Hamilton Beach Brands Holding Co. - Class A	2,891	41,515
Haverty Furniture Cos., Inc.	1,060	32,404
Hawaiian Holdings, Inc.*	1,952	35,858
Hibbett, Inc.	1,350	97,105
Hilton Grand Vacations, Inc.*	1,010	52,631
Hovnanian Enterprises, Inc. - Class A*	790	100,559
Hudson Technologies, Inc.*	6,901	30,640
Huttig Building Products, Inc.*	6,470	71,623
Interface, Inc.	6,850	109,257
International Game Technology PLC	3,290	95,114
Johnson Outdoors, Inc. - Class A	1,010	94,627
KAR Auction Services, Inc.*	3,290	51,390
KB Home	2,910	130,164
Kohl’s Corp.	1,450	71,615
Kontoor Brands, Inc.	630	32,288
La-Z-Boy, Inc.	2,930	106,388
Lazydays Holdings, Inc.*	1,240	26,710
LGI Homes, Inc.*	710	109,681
Lifetime Brands, Inc.	2,090	33,377
M/I Homes, Inc.*	5,345	332,352
Macy’s, Inc.	21,350	558,943
Marcus Corp.*	1,660	29,648
MarineMax, Inc.*	4,220	249,149
Marriott Vacations Worldwide Corp.	2,410	407,242
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
MDC Holdings, Inc.	7,813	$436,200
Meritage Homes Corp.*	6,960	849,538
Mesa Air Group, Inc.*	3,410	19,096
Methode Electronics, Inc.	2,490	122,433
Miller Industries, Inc.	3,345	111,723
Modine Manufacturing Co.*	10,092	101,828
Monarch Casino & Resort, Inc.*	520	38,454
Motorcar Parts of America, Inc.*	3,880	66,232
Movado Group, Inc.	4,860	203,294
Murphy USA, Inc.	540	107,590
Nu Skin Enterprises, Inc. - Class A	690	35,018
ODP Corp.*	9,770	383,766
Oxford Industries, Inc.	1,680	170,554
PC Connection, Inc.	3,132	135,083
Penske Automotive Group, Inc.	9,190	985,352
Playa Hotels & Resorts N.V.*	2,920	23,302
Purple Innovation, Inc.*	5,810	77,099
PVH Corp.	560	59,724
Qurate Retail, Inc.	16,195	123,082
RCI Hospitality Holdings, Inc.	840	65,419
Red Rock Resorts, Inc. - Class A	1,840	101,218
Resideo Technologies, Inc.*	12,370	321,991
REV Group, Inc.	4,440	62,826
Rocky Brands, Inc.	670	26,666
Rush Enterprises, Inc. - Class A	9,615	534,979
Rush Enterprises, Inc. - Class B	3,875	209,134
Sally Beauty Holdings, Inc.*	1,450	26,767
ScanSource, Inc.*	4,620	162,070
SeaWorld Entertainment, Inc.*	318	20,625
Shoe Carnival, Inc.	6,100	238,388
Shyft Group, Inc.	5,737	281,859
Signet Jewelers Ltd.	8,595	748,023
SkyWest, Inc.*	9,785	384,550
Sonic Automotive, Inc. - Class A	4,100	202,745
Spirit Airlines, Inc.*	4,210	91,988
Standard Motor Products, Inc.	800	41,912
Steelcase, Inc. - Class A	3,955	46,353
Steven Madden Ltd.	2,860	132,904
Tapestry, Inc.	1,230	49,938
Taylor Morrison Home Corp.*	17,833	623,442
Tenneco, Inc. - Class A*	3,150	35,595
Thor Industries, Inc.	340	35,282
Tilly’s, Inc. - Class A	6,240	100,526
Titan International, Inc.*	3,570	39,127
Titan Machinery, Inc.*	7,050	237,514
TravelCenters of America, Inc.*	1,730	89,303
Tri Pointe Homes, Inc.*	23,150	645,653
UniFirst Corp.	600	126,240
Univar Solutions, Inc.*	9,530	270,175
Urban Outfitters, Inc.*	5,130	150,617
Vera Bradley, Inc.*	1,890	16,084
Veritiv Corp.*	5,090	623,881
Vista Outdoor, Inc.*	16,010	737,581
VSE Corp.	2,440	148,694
Wabash National Corp.	15,770	307,830
WESCO International, Inc.*	9,838	1,294,582

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Winmark Corp.	150	$37,243
Winnebago Industries, Inc.	1,620	121,370
World Fuel Services Corp.	10,490	277,670
Zumiez, Inc.*	6,560	314,814
		29,988,017
CONSUMER, NON-CYCLICAL — 10.2%
Aaron’s Co., Inc.	3,040	74,936
ABM Industries, Inc.	11,285	460,992
Acadia Healthcare Co., Inc.*	16,595	1,007,316
ACCO Brands Corp.	17,790	146,945
AdaptHealth Corp.*	3,790	92,703
Adtalem Global Education, Inc.*	10,220	302,103
AMCON Distributing Co.	180	35,912
American Public Education, Inc.*	1,115	24,809
Amneal Pharmaceuticals, Inc.*	7,870	37,697
Andersons, Inc.	8,520	329,809
AngioDynamics, Inc.*	7,420	204,644
ANI Pharmaceuticals, Inc.*	730	33,638
Anika Therapeutics, Inc.*	490	17,557
API Group Corp.*	1,140	29,378
ASGN, Inc.*	480	59,232
Atea Pharmaceuticals, Inc.*	2,030	18,148
Avis Budget Group, Inc.*	980	203,223
Bioventus, Inc. - Class A*	1,860	26,951
Boston Beer Co., Inc. - Class A*	60	30,306
Brookdale Senior Living, Inc.*	19,430	100,259
Carriage Services, Inc.	4,930	317,689
CBIZ, Inc.*	12,740	498,389
Central Garden & Pet Co. - Class A*	6,130	293,320
Chefs’ Warehouse, Inc.*	770	25,641
Chegg, Inc.*	2,060	63,242
Co-Diagnostics, Inc.*	1,860	16,610
Community Health Systems, Inc.*	1,410	18,767
Covetrus, Inc.*	1,850	36,945
CRA International, Inc.	1,660	154,978
Cross Country Healthcare, Inc.*	3,830	106,321
Cumberland Pharmaceuticals, Inc.*	3,950	18,447
Darling Ingredients, Inc.*	9,088	629,708
Duckhorn Portfolio, Inc.*	1,630	38,044
Edgewell Personal Care Co.	3,270	149,472
elf Beauty, Inc.*	1,100	36,531
Endo International PLC*	4,000	15,040
Ennis, Inc.	4,250	83,002
Ensign Group, Inc.	920	77,243
Farmer Bros Co.*	6,170	45,967
Flowers Foods, Inc.	1,330	36,535
Fresh Del Monte Produce, Inc.	5,230	144,348
FTI Consulting, Inc.*	1,670	256,211
Fulgent Genetics, Inc.*	681	68,502
Graham Holdings Co. - Class B	480	302,318
Grand Canyon Education, Inc.*	630	53,997
Grocery Outlet Holding Corp.*	2,370	67,024
Heidrick & Struggles International, Inc.	4,640	202,907
Herc Holdings, Inc.	5,565	871,201
HF Foods Group, Inc.*	4,344	36,750
Hostess Brands, Inc.*	21,510	439,234
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
ICF International, Inc.	3,393	$347,952
Information Services Group, Inc.	2,835	21,603
Ingles Markets, Inc. - Class A	3,800	328,092
Innoviva, Inc.*	2,260	38,985
Insperity, Inc.	590	69,685
Integer Holdings Corp.*	4,160	356,054
Inter Parfums, Inc.	1,040	111,176
Invacare Corp.*	10,080	27,418
John B Sanfilippo & Son, Inc.	380	34,261
Kelly Services, Inc. - Class A	3,800	63,726
Korn Ferry	7,665	580,470
Kura Oncology, Inc.*	1,020	14,280
Landec Corp.*	7,100	78,810
Laureate Education, Inc. - Class A	6,360	77,846
Limoneira Co.	1,120	16,800
Lincoln Educational Services Corp.*	3,480	25,996
LivaNova PLC*	370	32,349
Lucira Health, Inc.*	4,270	36,765
Magellan Health, Inc.*	7,090	673,479
Mannatech, Inc.	900	34,488
MEDNAX, Inc.*	6,493	176,675
Meridian Bioscience, Inc.*	1,720	35,088
ModivCare, Inc.*	230	34,107
MoneyGram International, Inc.*	2,250	17,753
Myriad Genetics, Inc.*	880	24,288
National HealthCare Corp.	1,230	83,566
Natural Grocers by Vitamin Cottage, Inc.	3,810	54,293
Nature’s Sunshine Products, Inc.	1,560	28,860
Net 1 UEPS Technologies, Inc.*	6,650	35,378
OPKO Health, Inc.*	14,980	72,054
Otonomy, Inc.*	11,860	24,669
Owens & Minor, Inc.	6,760	294,060
Patterson Cos., Inc.	4,135	121,362
Perdoceo Education Corp.*	16,440	193,334
Premier, Inc. - Class A	1,320	54,344
Prestige Consumer Healthcare, Inc.*	7,785	472,160
ProPhase Labs, Inc.	4,450	31,907
Quanex Building Products Corp.	10,345	256,349
Quidel Corp.*	614	82,884
Rent-A-Center, Inc.	1,460	70,138
RR Donnelley & Sons Co.*	3,460	38,960
Sanderson Farms, Inc.	170	32,484
Select Medical Holdings Corp.	3,444	101,254
Seneca Foods Corp. - Class A*	1,510	72,404
Simply Good Foods Co.*	860	35,750
SpartanNash Co.	8,560	220,506
Spectrum Brands Holdings, Inc.	3,590	365,175
Sprouts Farmers Market, Inc.*	750	22,260
Stride, Inc.*	7,545	251,475
Supernus Pharmaceuticals, Inc.*	2,100	61,236
Surgery Partners, Inc.*	1,515	80,916
Textainer Group Holdings Ltd.	9,065	323,711
Tivity Health, Inc.*	4,160	109,990
Tootsie Roll Industries, Inc.	450	16,304
Transcat, Inc.*	540	49,912
TreeHouse Foods, Inc.*	910	36,882

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Triple-S Management Corp.*	4,947	$176,509
Triton International Ltd.	15,750	948,622
TrueBlue, Inc.*	4,680	129,496
Turning Point Therapeutics, Inc.*	350	16,695
United Natural Foods, Inc.*	14,350	704,298
Universal Corp.	400	21,968
Varex Imaging Corp.*	3,810	120,205
Vector Group Ltd.	3,240	37,195
Vectrus, Inc.*	780	35,701
Viad Corp.*	2,120	90,715
Village Super Market, Inc. - Class A	1,270	29,705
Weis Markets, Inc.	5,082	334,802
XpresSpa Group, Inc.*[1]	31,470	63,569
		18,003,144
ENERGY — 8.6%
Adams Resources & Energy, Inc.	1,050	29,201
Alpha Metallurgical Resources, Inc.*	2,810	171,550
Antero Midstream Corp.	3,410	33,009
Antero Resources Corp.*	49,790	871,325
APA Corp.	4,350	116,971
Arch Resources, Inc.	2,550	232,866
Archrock, Inc.	25,250	188,870
Berry Corp.	6,865	57,803
Brigham Minerals, Inc. - Class A	740	15,607
Bristow Group, Inc.*	440	13,935
Callon Petroleum Co.*	7,468	352,863
Centennial Resource Development, Inc. - Class A*	20,230	120,975
ChampionX Corp.*	7,670	155,011
Chesapeake Energy Corp.	1,940	125,169
Civitas Resources, Inc.	6,467	316,689
CNX Resources Corp.*	40,661	559,089
Comstock Resources, Inc.*	14,490	117,224
CONSOL Energy, Inc.*	7,805	177,252
Coterra Energy, Inc.	3,122	59,318
CVR Energy, Inc.	7,485	125,823
Delek U.S. Holdings, Inc.*	3,593	53,859
Denbury, Inc.*	190	14,552
Devon Energy Corp.	12,100	533,005
Diamondback Energy, Inc.	3,387	365,288
Earthstone Energy, Inc. - Class A*	3,305	36,157
EnLink Midstream LLC	33,860	233,295
EQT Corp.*	39,680	865,421
Equitrans Midstream Corp.	11,150	115,291
Green Plains, Inc.*	7,140	248,186
Helmerich & Payne, Inc.	8,805	208,678
HollyFrontier Corp.	2,125	69,657
Kosmos Energy Ltd.*	19,440	67,262
Laredo Petroleum, Inc.*	1,205	72,457
Matador Resources Co.	24,950	921,154
Murphy Oil Corp.	32,930	859,802
Nabors Industries Ltd.*	1,600	129,744
NCS Multistage Holdings, Inc.*	800	23,200
Newpark Resources, Inc.*	13,070	38,426
NexTier Oilfield Solutions, Inc.*	4,160	14,768
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Northern Oil and Gas, Inc.	3,210	$66,062
NOV, Inc.	6,350	86,042
NOW, Inc.*	15,375	131,302
Oasis Petroleum, Inc.	310	39,057
Oceaneering International, Inc.*	13,180	149,066
Oil States International, Inc.*	4,210	20,924
Ovintiv, Inc.	5,230	176,251
Par Pacific Holdings, Inc.*	6,089	100,408
Patterson-UTI Energy, Inc.	30,815	260,387
PBF Energy, Inc. - Class A*	23,390	303,368
PDC Energy, Inc.	22,564	1,100,672
Peabody Energy Corp.*	11,523	116,037
Pioneer Natural Resources Co.	908	165,147
ProPetro Holding Corp.*	11,260	91,206
Range Resources Corp.*	33,048	589,246
Ranger Energy Services, Inc.*	3,760	38,615
Ranger Oil Corp. - Class A*	2,050	55,186
Renewable Energy Group, Inc.*	4,170	176,975
REX American Resources Corp.*	818	78,528
RPC, Inc.*	3,960	17,978
Select Energy Services, Inc. - Class A*	4,960	30,901
SilverBow Resources, Inc.*	1,240	26,995
SM Energy Co.	28,890	851,677
Southwestern Energy Co.*	64,365	299,941
SunCoke Energy, Inc.	19,820	130,614
Talos Energy, Inc.*	3,760	36,848
Targa Resources Corp.	6,510	340,082
Transocean Ltd.*[1]	36,650	101,154
Trecora Resources*	3,240	26,179
U.S. Silica Holdings, Inc.*	3,660	34,404
Valaris Ltd.*	2,750	99,000
Warrior Met Coal, Inc.	9,274	238,435
Whiting Petroleum Corp.*	8,310	537,491
		15,226,930
FINANCIAL — 27.6%
1st Source Corp.	4,412	218,835
Air Lease Corp.	16,630	735,545
Allegiance Bancshares, Inc.	1,540	65,003
Amalgamated Financial Corp.	3,170	53,161
Ambac Financial Group, Inc.*	4,100	65,805
Amerant Bancorp, Inc.	4,490	155,130
American Equity Investment Life Holding Co.	24,575	956,459
American National Bankshares, Inc.	1,050	39,564
American National Group, Inc.	1,750	330,470
Ameris Bancorp	3,045	151,276
Argo Group International Holdings Ltd.	6,173	358,713
Associated Banc-Corp	17,403	393,134
Assured Guaranty Ltd.	4,425	222,135
Atlantic Capital Bancshares, Inc.*	2,940	84,584
Atlantic Union Bankshares Corp.	12,733	474,814
Atlanticus Holdings Corp.*	2,300	164,036
Axis Capital Holdings Ltd.	3,650	198,816
Axos Financial, Inc.*	4,020	224,758
B Riley Financial, Inc.	3,760	334,114

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Banc of California, Inc.	11,460	$224,845
BancFirst Corp.	994	70,137
Bancorp, Inc.*	2,510	63,528
Bank of NT Butterfield & Son Ltd.	910	34,680
Bank OZK	11,140	518,344
BankFinancial Corp.	3,130	33,397
BankUnited, Inc.	9,605	406,388
Banner Corp.	5,930	359,773
Bar Harbor Bankshares	1,200	34,716
BBX Capital, Inc.*[1]	2,120	21,221
BCB Bancorp, Inc.	3,960	61,103
Berkshire Hills Bancorp, Inc.	8,586	244,100
Blucora, Inc.*	3,710	64,257
Bridgewater Bancshares, Inc.*	1,870	33,080
Brighthouse Financial, Inc.*	3,326	172,287
Brookline Bancorp, Inc.	11,665	188,856
Bryn Mawr Bank Corp.	2,200	99,022
Business First Bancshares, Inc.	1,650	46,712
Byline Bancorp, Inc.	2,840	77,674
Cadence Bank	14,881	443,305
Camden National Corp.	691	33,279
Capital Bancorp, Inc.	2,440	63,928
Carter Bankshares, Inc.*	2,560	39,398
Cathay General Bancorp	7,580	325,864
Central Pacific Financial Corp.	7,220	203,387
Central Valley Community Bancorp	1,800	37,386
CIT Group, Inc.	7,715	396,088
Citizens Community Bancorp, Inc.	1,890	26,025
City Holding Co.	1,219	99,702
CNB Financial Corp.	1,210	32,065
CNO Financial Group, Inc.	35,850	854,664
Columbia Banking System, Inc.	2,430	79,510
Community Bank System, Inc.	2,832	210,927
Community Trust Bancorp, Inc.	1,470	64,107
ConnectOne Bancorp, Inc.	6,500	212,615
Consumer Portfolio Services, Inc.*	5,280	62,568
Cowen, Inc. - Class A	4,560	164,616
CrossFirst Bankshares, Inc.*	2,480	38,713
Customers Bancorp, Inc.*	11,330	740,642
CVB Financial Corp.	9,500	203,395
Diamond Hill Investment Group, Inc.	300	58,269
Dime Community Bancshares, Inc.	5,999	210,925
Donegal Group, Inc. - Class A	1,421	20,306
Douglas Elliman, Inc.*	1,620	18,630
Eagle Bancorp, Inc.	1,897	110,671
Employers Holdings, Inc.	4,030	166,761
Encore Capital Group, Inc.*	4,310	267,694
Enova International, Inc.*	6,205	254,157
Enstar Group Ltd.*	730	180,741
Enterprise Bancorp, Inc.	770	34,588
Enterprise Financial Services Corp.	1,423	67,009
Equity Bancshares, Inc. - Class A	750	25,448
Essent Group Ltd.	1,297	59,052
Evercore, Inc. - Class A	220	29,887
EZCORP, Inc. - Class A*	8,360	61,613
FB Financial Corp.	672	29,447
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Federal Agricultural Mortgage Corp. - Class C	1,238	$153,425
Federated Hermes, Inc.	973	36,565
Financial Institutions, Inc.	4,410	140,238
First BanCorp/Puerto Rico	70,090	965,840
First Bancorp/Southern Pines NC	2,604	119,055
First Bancshares, Inc.	566	21,859
First Bank/Hamilton NJ	2,360	34,244
First Busey Corp.	5,489	148,862
First Business Financial Services, Inc.	1,320	38,504
First Commonwealth Financial Corp.	20,070	322,926
First Community Bankshares, Inc.	1,620	54,140
First Financial Bancorp	15,743	383,814
First Financial Bankshares, Inc.[1]	4,750	241,490
First Financial Corp.	1,311	59,375
First Financial Northwest, Inc.	2,600	42,042
First Foundation, Inc.	2,400	59,664
First Horizon Corp.	19,892	324,836
First Internet Bancorp	1,790	84,202
First Interstate BancSystem, Inc. - Class A	2,026	82,397
First Merchants Corp.	4,100	171,749
First Mid Bancshares, Inc.	732	31,322
First Midwest Bancorp, Inc.	11,990	245,555
First United Corp.	840	15,851
Flagstar Bancorp, Inc.	13,170	631,370
Flushing Financial Corp.	5,360	130,248
FNB Corp.	20,612	250,024
FRP Holdings, Inc.*	500	28,900
Fulton Financial Corp.	37,840	643,280
Genworth Financial, Inc. - Class A*	78,465	317,783
Glacier Bancorp, Inc.	5,090	288,603
Global Indemnity Group LLC - Class A	740	18,596
Goosehead Insurance, Inc. - Class A	260	33,821
Great Southern Bancorp, Inc.	1,025	60,731
Great Western Bancorp, Inc.	10,770	365,749
Greenhill & Co., Inc.	4,020	72,079
Hallmark Financial Services, Inc.*	6,030	26,231
Hancock Whitney Corp.	12,610	630,752
Hanmi Financial Corp.	9,080	215,014
Hanover Insurance Group, Inc.	1,000	131,060
HarborOne Bancorp, Inc.	1,720	25,525
Heartland Financial USA, Inc.	2,500	126,525
Heritage Commerce Corp.	3,320	39,641
Heritage Financial Corp.	4,028	98,444
Hilltop Holdings, Inc.	13,247	465,500
Home Bancorp, Inc.	940	39,019
HomeStreet, Inc.	6,590	342,680
HomeTrust Bancshares, Inc.	1,340	41,513
Hope Bancorp, Inc.	13,847	203,689
Horace Mann Educators Corp.	7,991	309,252
Horizon Bancorp, Inc.	4,271	89,050
Howard Hughes Corp.*	1,345	136,894
Huntington Bancshares, Inc.	17,854	275,309
Independent Bank Corp.	1,395	113,734
Independent Bank Group, Inc.	7,595	547,979

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
International Bancshares Corp.	13,840	$586,678
Invesco Ltd.	5,610	129,142
Investors Bancorp, Inc.	16,430	248,915
James River Group Holdings Ltd.	940	27,081
Janus Henderson Group PLC	8,345	349,989
Kearny Financial Corp.	12,332	163,399
Kemper Corp.	3,591	211,115
Kinsale Capital Group, Inc.	170	40,441
Lakeland Bancorp, Inc.	9,005	171,005
Lakeland Financial Corp.	2,175	174,305
LendingClub Corp.*	720	17,410
LendingTree, Inc.*	147	18,022
Live Oak Bancshares, Inc.	310	27,060
LPL Financial Holdings, Inc.	540	86,449
Marcus & Millichap, Inc.*	780	40,139
Marlin Business Services Corp.	2,240	52,147
MBIA, Inc.*	3,030	47,844
McGrath RentCorp	2,805	225,129
Mercantile Bank Corp.	1,560	54,647
Merchants Bancorp	1,640	77,621
Meridian Corp.	2,610	95,970
Meta Financial Group, Inc.	6,305	376,156
Metropolitan Bank Holding Corp.*	1,130	120,379
MGIC Investment Corp.	2,070	29,849
Middlefield Banc Corp.	1,400	34,748
Midland States Bancorp, Inc.	2,590	64,206
MidWestOne Financial Group, Inc.	1,400	45,318
Moelis & Co.	602	37,631
Mr Cooper Group, Inc.*	12,107	503,772
MVB Financial Corp.	800	33,216
National Bank Holdings Corp. - Class A	1,180	51,849
National Western Life Group, Inc. - Class A	380	81,487
Navient Corp.	36,670	778,137
NBT Bancorp, Inc.	1,180	45,454
Nelnet, Inc. - Class A	7,330	715,994
Newmark Group, Inc. - Class A	35,980	672,826
Nicolet Bankshares, Inc.*	977	83,778
NMI Holdings, Inc. - Class A*	8,065	176,220
Northeast Bank	1,190	42,519
Northfield Bancorp, Inc.	3,400	54,944
Northrim BanCorp, Inc.	1,860	80,836
Northwest Bancshares, Inc.	18,541	262,541
OceanFirst Financial Corp.	7,478	166,012
OFG Bancorp	11,370	301,987
Old National Bancorp	36,126	654,603
Old Second Bancorp, Inc.	2,820	35,504
OneMain Holdings, Inc.	4,760	238,190
OP Bancorp	5,610	71,584
Oppenheimer Holdings, Inc. - Class A	2,160	100,159
Pacific Premier Bancorp, Inc.	16,860	674,906
PacWest Bancorp	4,690	211,847
PCB Bancorp	1,150	25,254
Peapack-Gladstone Financial Corp.	3,435	121,599
PennyMac Financial Services, Inc.	2,030	141,653
Peoples Bancorp, Inc.	4,336	137,928
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Peoples Financial Services Corp.	780	$41,098
Pinnacle Financial Partners, Inc.	3,943	376,557
Piper Sandler Cos.	3,180	567,662
Popular, Inc.	10,360	849,934
PRA Group, Inc.*	3,015	151,383
Preferred Bank/Los Angeles CA	3,550	254,855
Premier Financial Corp.	3,094	95,636
Primerica, Inc.	610	93,495
Primis Financial Corp.	2,444	36,758
ProAssurance Corp.	4,495	113,724
Provident Bancorp, Inc.	4,355	81,003
Provident Financial Holdings, Inc.	2,380	39,389
Provident Financial Services, Inc.	20,260	490,697
QCR Holdings, Inc.	610	34,160
RBB Bancorp	1,530	40,086
Realogy Holdings Corp.*	29,840	501,610
Regional Management Corp.	2,480	142,501
Reliant Bancorp, Inc.	1,120	39,760
Renasant Corp.	9,703	368,229
Republic Bancorp, Inc. - Class A	1,110	56,432
Republic First Bancorp, Inc.*	7,090	26,375
Riverview Bancorp, Inc.	5,078	39,050
S&T Bancorp, Inc.	1,146	36,122
Safety Insurance Group, Inc.	870	73,976
Sandy Spring Bancorp, Inc.	4,031	193,811
Seacoast Banking Corp. of Florida	4,485	158,724
Selective Insurance Group, Inc.	1,683	137,905
ServisFirst Bancshares, Inc.	290	24,633
Sierra Bancorp	3,400	92,310
Simmons First National Corp. - Class A	15,604	461,566
SiriusPoint Ltd.*	7,640	62,113
Southern First Bancshares, Inc.*	610	38,119
Southside Bancshares, Inc.	3,476	145,366
SouthState Corp.	3,751	300,493
Spirit of Texas Bancshares, Inc.	2,580	74,252
State Auto Financial Corp.	2,170	112,167
Sterling Bancorp	27,396	706,543
Stewart Information Services Corp.	3,580	285,433
Stifel Financial Corp.	7,110	500,686
Stock Yards Bancorp, Inc.	2,360	150,757
StoneX Group, Inc.*	280	17,150
Stratus Properties, Inc.*	1,100	40,227
Summit Financial Group, Inc.	2,091	57,398
Synovus Financial Corp.	6,345	303,735
Texas Capital Bancshares, Inc.*	6,070	365,718
Timberland Bancorp, Inc.	1,578	43,711
Tiptree, Inc.	5,540	76,618
Tompkins Financial Corp.	329	27,498
Towne Bank/Portsmouth VA	2,010	63,496
TriCo Bancshares	1,045	44,893
TriState Capital Holdings, Inc.*	1,580	47,811
Triumph Bancorp, Inc.*	1,380	164,330
Trustmark Corp.	8,240	267,470
Umpqua Holdings Corp.	21,094	405,849
United Bankshares, Inc.	10,232	371,217
United Community Banks, Inc.	11,970	430,202

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Fire Group, Inc.	1,170	$27,132
Unity Bancorp, Inc.	1,193	31,316
Universal Insurance Holdings, Inc.	2,040	34,680
Univest Financial Corp.	5,540	165,757
Unum Group	3,220	79,115
Valley National Bancorp	18,513	254,554
Veritex Holdings, Inc.	3,840	152,755
Virtus Investment Partners, Inc.	340	101,014
Walker & Dunlop, Inc.	3,320	500,922
Washington Federal, Inc.	19,350	645,903
Waterstone Financial, Inc.	3,414	74,630
Webster Financial Corp.	1,680	93,811
WesBanco, Inc.	11,601	405,919
Western New England Bancorp, Inc.	9,460	82,870
White Mountains Insurance Group Ltd.	155	157,155
Wintrust Financial Corp.	3,805	345,570
World Acceptance Corp.*	1,540	377,962
WSFS Financial Corp.	5,366	268,944
		48,925,100
INDUSTRIAL — 16.2%
AAR Corp.*	8,900	347,367
Acuity Brands, Inc.	820	173,610
AerSale Corp.*	1,850	32,819
Air Transport Services Group, Inc.*	3,140	92,253
Alamo Group, Inc.	120	17,662
Altra Industrial Motion Corp.	1,120	57,758
American Outdoor Brands, Inc.*	1,627	32,426
Apogee Enterprises, Inc.	3,730	179,599
ArcBest Corp.	9,170	1,099,024
Arcosa, Inc.	440	23,188
Armstrong World Industries, Inc.	250	29,030
Astec Industries, Inc.	3,157	218,685
Atkore, Inc.*	2,545	282,979
Atlas Air Worldwide Holdings, Inc.*	9,305	875,787
Avnet, Inc.	4,936	203,511
AZEK Co., Inc.*	1,580	73,059
AZZ, Inc.	1,200	66,348
Barnes Group, Inc.	7,290	339,641
Benchmark Electronics, Inc.	9,260	250,946
Boise Cascade Co.	8,975	639,020
Bowman Consulting Group Ltd.*	1,280	27,194
Brady Corp. - Class A	1,055	56,865
Builders FirstSource, Inc.*	10,928	936,639
Cactus, Inc. - Class A	800	30,504
Centrus Energy Corp. - Class A*	590	29,447
Chart Industries, Inc.*	865	137,959
Colfax Corp.*	17,650	811,370
Columbus McKinnon Corp.	3,330	154,046
Comfort Systems USA, Inc.	1,020	100,919
Concrete Pumping Holdings, Inc.*	7,940	65,108
Core Molding Technologies, Inc.*	2,200	18,722
Cornerstone Building Brands, Inc.*	15,680	273,459
Costamare, Inc.	17,040	215,556
Covenant Logistics Group, Inc.*	3,352	88,593
Curtiss-Wright Corp.	425	58,935
DHT Holdings, Inc.	28,170	146,202
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Dorian LPG Ltd.	5,571	$70,696
Ducommun, Inc.*	1,347	62,999
Dycom Industries, Inc.*	3,320	311,283
Eagle Bulk Shipping, Inc.	820	37,310
Eagle Materials, Inc.	450	74,907
Eastern Co.	700	17,612
EMCOR Group, Inc.	1,320	168,155
Encore Wire Corp.	5,610	802,791
EnPro Industries, Inc.	4,435	488,160
ESCO Technologies, Inc.	1,740	156,583
Federal Signal Corp.	1,980	85,813
Fluor Corp.*	13,320	329,936
Fortress Transportation and Infrastructure Investors LLC	4,000	115,680
Forward Air Corp.	1,000	121,090
Gates Industrial Corp. PLC*	2,060	32,775
GATX Corp.	7,895	822,580
Genco Shipping & Trading Ltd.	2,330	37,280
Gencor Industries, Inc.*	2,200	25,366
Generac Holdings, Inc.*	455	160,124
Gibraltar Industries, Inc.*	1,260	84,017
Granite Construction, Inc.	4,275	165,442
Great Lakes Dredge & Dock Corp.*	6,060	95,263
Greenbrier Cos., Inc.	6,690	307,004
Greif, Inc. - Class A	4,680	282,532
Griffon Corp.	9,320	265,434
Harsco Corp.*	7,480	124,991
Haynes International, Inc.	2,920	117,764
Heritage-Crystal Clean, Inc.*	2,120	67,882
Hillenbrand, Inc.	4,727	245,757
Hub Group, Inc. - Class A*	8,030	676,447
Hurco Cos., Inc.	762	22,631
Insteel Industries, Inc.	1,170	46,578
International Seaways, Inc.	1,176	17,264
JELD-WEN Holding, Inc.*	730	19,243
Kadant, Inc.	280	64,534
Kaman Corp.	440	18,986
Kennametal, Inc.	2,500	89,775
Kimball Electronics, Inc.*	6,580	143,181
Knowles Corp.*	16,515	385,625
Limbach Holdings, Inc.*	7,440	66,960
Louisiana-Pacific Corp.	10,228	801,364
Marten Transport Ltd.	14,465	248,219
MasTec, Inc.*	2,590	239,005
Materion Corp.	3,430	315,354
Matson, Inc.	4,390	395,232
Matthews International Corp. - Class A	1,900	69,673
Mayville Engineering Co., Inc.*	1,820	27,136
Moog, Inc. - Class A	2,145	173,681
Mueller Industries, Inc.	3,470	205,979
MYR Group, Inc.*	4,720	521,796
NL Industries, Inc.	5,450	40,330
Northwest Pipe Co.*	2,740	87,132
NV5 Global, Inc.*	330	45,580
nVent Electric PLC	4,145	157,510
Olympic Steel, Inc.	1,839	43,217

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Overseas Shipholding Group, Inc. - Class A*	9,780	$18,386
PAM Transportation Services, Inc.*	2,562	181,928
Plexus Corp.*	4,150	397,943
Powell Industries, Inc.	2,150	63,404
Ranpak Holdings Corp.*	980	36,828
Regal Rexnord Corp.	5,620	956,412
Ryder System, Inc.	1,930	159,090
Ryerson Holding Corp.	9,350	243,567
Safe Bulkers, Inc.*	7,270	27,408
Saia, Inc.*	1,120	377,474
Sanmina Corp.*	15,450	640,557
Schneider National, Inc. - Class B	4,220	113,560
Scorpio Tankers, Inc.	4,194	53,725
SFL Corp. Ltd.	3,130	25,510
Smith-Midland Corp.*	2,490	117,030
SPX FLOW, Inc.	3,840	332,083
Standex International Corp.	910	100,701
Sterling Construction Co., Inc.*	2,530	66,539
Summit Materials, Inc. - Class A*	16,440	659,902
TD SYNNEX Corp.	2,225	254,451
Tecnoglass, Inc.[1]	7,360	192,758
Teekay Corp.*	5,640	17,710
Teekay Tankers Ltd. - Class A*	2,249	24,514
Terex Corp.	5,715	251,174
Thermon Group Holdings, Inc.*	3,570	60,440
Timken Co.	1,350	93,541
TimkenSteel Corp.*	6,680	110,220
TopBuild Corp.*	321	88,567
Tredegar Corp.	3,000	35,460
TriMas Corp.	4,910	181,670
Trinity Industries, Inc.	14,845	448,319
Triumph Group, Inc.*	1,220	22,607
TTM Technologies, Inc.*	26,104	388,950
Tutor Perini Corp.*	3,940	48,738
U.S. Xpress Enterprises, Inc. - Class A*	9,705	56,968
UFP Industries, Inc.	8,650	795,886
Ultralife Corp.*	4,300	25,972
USA Truck, Inc.*	1,900	37,772
Vishay Intertechnology, Inc.	25,410	555,717
Vishay Precision Group, Inc.*	1,600	59,392
Watts Water Technologies, Inc. - Class A	820	159,219
Welbilt, Inc.*	4,505	107,084
Werner Enterprises, Inc.	7,330	349,348
Willis Lease Finance Corp.*	2,130	80,194
WillScot Mobile Mini Holdings Corp.*	16,184	660,955
Worthington Industries, Inc.	710	38,809
Yellow Corp.*	10,925	137,546
Zurn Water Solutions Corp.	2,095	76,258
		28,718,174
TECHNOLOGY — 4.3%
Aehr Test Systems*	3,000	72,540
Allscripts Healthcare Solutions, Inc.*	18,030	332,653
Alpha & Omega Semiconductor Ltd.*	8,910	539,590
Amkor Technology, Inc.	45,400	1,125,466
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Axcelis Technologies, Inc.*	1,070	$79,779
AXT, Inc.*	4,070	35,857
Azenta, Inc.	220	22,684
CACI International, Inc. - Class A*	1,400	376,894
Cirrus Logic, Inc.*	580	53,372
Cohu, Inc.*	3,172	120,821
Concentrix Corp.	1,745	311,692
CTS Corp.	790	29,009
Digi International, Inc.*	4,485	110,196
Digital Turbine, Inc.*	1,265	77,152
Diodes, Inc.*	4,875	535,324
Donnelley Financial Solutions, Inc.*	6,600	311,124
Evolent Health, Inc. - Class A*	1,860	51,466
ExlService Holdings, Inc.*	410	59,356
Insight Enterprises, Inc.*	7,795	830,947
KBR, Inc.	1,590	75,716
Kulicke & Soffa Industries, Inc.	5,368	324,979
Magnachip Semiconductor Corp.*	3,650	76,540
ManTech International Corp. - Class A	3,513	256,203
NetScout Systems, Inc.*	8,500	281,180
Onto Innovation, Inc.*	2,649	268,158
Photronics, Inc.*	15,170	285,954
Rambus, Inc.*	2,165	63,629
SMART Global Holdings, Inc.*	1,700	120,683
StarTek, Inc.*	6,800	35,496
Stratasys Ltd.*	2,795	68,450
Super Micro Computer, Inc.*	3,640	159,978
Synaptics, Inc.*	460	133,175
TTEC Holdings, Inc.	400	36,220
Ultra Clean Holdings, Inc.*	1,830	104,969
Xerox Holdings Corp.	4,990	112,974
Xperi Holding Corp.	9,199	173,953
		7,654,179
UTILITIES — 0.0%
Ameresco, Inc. - Class A*	643	52,366
TOTAL COMMON STOCKS
(Cost $99,244,423)		163,353,701
EXCHANGE-TRADED FUNDS — 2.4%
Direxion Daily Homebuilders & Supplies Bull 3x Shares - ETF*	4,457	551,777
Direxion Daily Regional Banks Bull 3x Shares - ETF	7,040	349,888
Direxion Daily Retail Bull 3X Shares - ETF	3,885	141,530
Direxion Daily Semiconductors Bull 3x Shares - ETF	3,618	246,060
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	5,855	496,211
Direxion Daily Technology Bull 3X Shares - ETF	2,147	185,136
iShares Russell 2000 Value ETF[1]	5,415	899,161
SPDR S&P Metals & Mining ETF[1]	7,270	325,551

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2021 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
SPDR S&P Oil & Gas Equipment & Services ETF[1]	2,730	$134,944
SPDR S&P Regional Banking ETF[1]	13,430	951,515
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,076,138)		4,281,773
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	28,283
WESCO International, Inc. 10.62%[2,3,4]	5,008	153,495
		181,778
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	45,336
TOTAL PREFERRED STOCKS
(Cost $188,490)		227,114
MONEY MARKET INVESTMENTS — 7.3%
Blackrock Liquidity Funds FedFund- Class Institutional, 0.03%[3,5]	4,405,924	4,405,924
Federated Treasury Obligations Fund- Class Institutional, 0.01%[3,6]	500,000	500,000
UMB Money Market Fiduciary , 0.01%[3]	8,028,132	8,028,132
TOTAL MONEY MARKET INVESTMENTS
(Cost $12,934,056)		12,934,056
TOTAL INVESTMENTS — 101.9%
(Cost $115,443,107)		180,796,644
Liabilities less other assets — (1.9)%		(3,430,361)
TOTAL NET ASSETS — 100.0%		$177,366,283

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $4,300,753 at December 31, 2021.
[2]Callable.
[3]Variable rate security; the rate shown represents the rate at December 31, 2021.
[4]Perpetual security; maturity date is not applicable.
[5]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $4,405,924 at December 31, 2021.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 December 31, 2021.